Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	109,548,411.27	11,777
Yield Supplement Overcollateralization Amount 12/31/25	1,164,791.21	0
Receivables Balance 12/31/25	110,713,202.48	11,777
Principal Payments	7,311,855.53	260
Defaulted Receivables	59,066.45	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	1,033,364.52	0
Pool Balance at 01/31/26	102,308,915.98	11,511

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.72%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	4,183,903.48	304
Past Due 61-90 days	1,242,384.56	86
Past Due 91-120 days	189,911.57	11
Past Due 121+ days	0.00	0
Total	5,616,199.61	401

Total 31+ Delinquent as % Aggregate Ending Principal Balance	5.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.39%
Delinquency Trigger Occurred	NO

Recoveries	143,664.24
Aggregate Net Losses/(Gains) - January 2026	(84,597.79)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.92%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.27%
Third Prior Net Losses/(Gains) Ratio	0.67%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.70%
Weighted Average Contract Rate, Yield Adjusted	5.98%
Weighted Average Remaining Term	20.56

Flow of Funds	$ Amount
Collections	7,893,192.58
Investment Earnings on Cash Accounts	7,748.58
Servicing Fee	(92,261.00)
Transfer to Collection Account	-
Available Funds	7,808,680.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	99,915.00
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	2,595,297.36
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	387,412.37

Total Distributions of Available Funds	7,808,680.16

Servicing Fee	92,261.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	104,904,213.34
Principal Paid	7,239,495.29
Note Balance @ 02/17/26	97,664,718.05

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-4
Note Balance @ 01/15/26	63,104,213.34
Principal Paid	7,239,495.29
Note Balance @ 02/17/26	55,864,718.05
Note Factor @ 02/17/26	70.5808188%

Class B
Note Balance @ 01/15/26	27,870,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	27,870,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	13,930,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	13,930,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	181,772.50
Total Principal Paid	7,239,495.29
Total Paid	7,421,267.79

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.90000%
Interest Paid	99,915.00
Principal Paid	7,239,495.29
Total Paid to A-4 Holders	7,339,410.29

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1961905
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.8137260
Total Distribution Amount	8.0099165

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2623500
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	91.4655122
Total A-4 Distribution Amount	92.7278622

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	358.49
Noteholders' Principal Distributable Amount	641.51

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	2,322,098.97
Investment Earnings	6,902.91
Investment Earnings Paid	(6,902.91)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$857,315.64	$1,150,455.13	$1,060,332.63
Number of Extensions	65	84	80
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.97%	0.84%